Financial risk management: Liquidity position (Details) $ in Thousands, $ in Thousands, $ in Thousands									1 Months Ended	12 Months Ended
	Oct. 13, 2021 MXN ($)	Apr. 26, 2021 MXN ($)	Dec. 30, 2020	Jun. 29, 2020	May 12, 2020 MXN ($)	May 12, 2020 USD ($)	Apr. 23, 2020 MXN ($)	Apr. 01, 2020 MXN ($)	Oct. 31, 2017	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 COP ($)	Aug. 19, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Jun. 01, 2015 MXN ($)	Jun. 01, 2015 COP ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and equivalents										$ 13,174,991	$ 8,770,062		$ 5,192,628					$ 6,192,679
Total Debt										1,869,996	578,144					$ 440,000,000			$ 2,897,404	$ 440,000,000
Debt term short										13,334,765	13,201,403
Debt term long										15,204,761	13,779,547
Deferment investments																	$ 2,292,355
Dividends							$ 2,463,000			4,509,000	2,463,000
Disposal of loans										1,498,076	4,429,334		245,520
Mexico
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and equivalents										9,573,039	5,700,314
Total Debt										1,486,817	6,964
Debt term short										2,505,318	4,623,758
Debt term long										3,992,135	4,630,722
Puerto Rico (Aerostar)
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and equivalents										2,334,403	2,295,087
Total Debt										377,215	353,672
Debt term short										9,891,961	6,598,397
Debt term long										10,269,176	6,952,069
Amount of aid subsidy received under CARES Act					$ 367,752	$ 17,125					333,477	$ 16,292	$ 367,752	$ 17,125
Colombia (Airplan)
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and equivalents										1,267,549	774,661
Total Debt										5,964	217,508
Debt term short										937,486	1,979,248
Debt term long										943,450	$ 2,196,756
Liquidity risk
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and equivalents										13,174,991
BBVA Bancomer, S. A.
Disclosure of risk management strategy related to hedge accounting [line items]
Term of loan				18 months					7 years
Disposal of loans	$ 1,960,000	$ 20,000
BBVA Bancomer, S. A. | Mexico
Disclosure of risk management strategy related to hedge accounting [line items]
Disposal of loans	$ 1,960,000
Bancolombia S | Liquidity risk
Disclosure of risk management strategy related to hedge accounting [line items]
Total Debt										$ 409,400					$ 20,000
Banco Popular De Puerto Rico
Disclosure of risk management strategy related to hedge accounting [line items]
Term of loan			3 years					3 years
Disposal of loans								$ 239,200
Banco Popular De Puerto Rico | Mexico
Disclosure of risk management strategy related to hedge accounting [line items]
Term of loan				18 months